Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal loss carry forwards	$ 922,850	$ 963,833
Less: valuation allowance	(922,850)	(963,833)
Deferred tax assets